Other income/(expenses) - Summary of Other Income/(Expenses) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Income (Expense) [Abstract]
IPO expenses and IPO related bonuses	$ 0	$ (2,862)	$ (2,169)
Share issuance expenses – SPAC (notes 5(a) and 20(c))	(10,325)	0	0
Transaction costs	(4,536)	(8,550)	129
Transaction costs allocated – SPAC	(315)	0	0
Contingent consideration adjustments	12,322	(264)	0
Gross obligation under put option	(3,533)	0	0
Deferred consideration adjustments	(729)	0	0
Restructuring costs	(1,293)	0	0
Net loss on sale of property and equipment	(51)	0	0
Other	(805)	(830)	0
Other income/(expenses)	$ (9,265)	$ (12,506)	$ (2,040)